DEPOSIT FOR NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2016
DEPOSIT FOR NON-CURRENT ASSETS [Abstract]
Schedule of Deposit for Non-current Assets
	As of December 31,
	2015	2016
	US$	US$

Buildings	135,299	239,827
Others	2,416	885

Total	137,715	240,712